Note 15 - Income taxes: Schedule of Effective Income Tax Rate Reconciliation (Tables)	12 Months Ended
Dec. 31, 2024
Tables/Schedules
Schedule of Effective Income Tax Rate Reconciliation

The following table reconciles Singapore statutory rates to the Company’s effective tax rate:

	For the Years Ended December 31,
	2024	2023

Computed tax expense with statutory tax rate	17.0%	17.0%
Tax rebate in Singapore	26.6%	-2.0%
Additional R&D deduction	55.1%	-6.2%
Permanent difference	-28.5%	16.8%
Change in valuation allowance	-133.3%	5.7%
Impact of different tax rates in other jurisdictions	36.1%	-8.6%
Effect of preferential tax rates	-40.9%	7.6%
Effect of true-up on NOL	-	11.1%
Interest on uncertain tax position	-26.9%	-
Effective tax rate	-94.8%	41.4%